Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.") - Associate's Financial Position (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cash	$ 160,395,000	$ 83,347,000	$ 75,424,000
TOTAL CURRENT ASSETS	160,842,000	139,874,000
Minerals, surface rights, exploration & development expenditures	1,433,000
TOTAL ASSETS	222,492,000	177,240,000
Payables to Peñoles and other vendors	936,000	733,000
Deferred income tax liability	1,317,000	589,000	5,165,000
TOTAL LIABILITIES	2,253,000	1,322,000
Shareholders equity	220,239,000	175,918,000	$ 154,142,000
TOTAL LIABILITIES AND EQUITY	222,492,000	177,240,000
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Cash	9,639,000	3,573,000
IVA and other receivables	3,861,000	842,000
TOTAL CURRENT ASSETS	13,500,000	4,415,000
Minerals, surface rights, exploration & development expenditures	116,117,000	82,017,000
TOTAL ASSETS	129,617,000	86,432,000
Payables to Peñoles and other vendors	1,217,000	348,000
Total current liabilities	1,217,000	348,000
Provision for reclamation and remediation costs	393,000	313,000
Deferred income tax liability	6,962,000	7,926,000
TOTAL LIABILITIES	8,572,000	8,587,000
Shareholders equity	121,045,000	77,845,000
TOTAL LIABILITIES AND EQUITY	$ 129,617,000	$ 86,432,000